Land-Use Rights, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Land-Use Rights, Net [Abstract]
Amortization expenses	$ 47,113	$ 47,060	$ 47,823
Cost of sales amortization	9,507	37,564	47,823
General and administrative expenses	$ 37,606	$ 9,496